Divestitures - Additional Information (Detail) - CAD ($) $ in Millions			2 Months Ended	3 Months Ended
	Dec. 01, 2025	Oct. 31, 2025	Jan. 31, 2026	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Disclosure of detailed information about business combination [line items]
Non-interest income				$ 4,064	$ 4,217	$ 4,199
Non interest expense				5,299	5,828	$ 6,491
Total liabilities		$ 1,371,455	$ 1,386,957	1,386,957	1,371,455
Total assets		1,460,042	1,475,979	1,475,979	$ 1,460,042
Colombia, Costa Rica and Panama [Member]
Disclosure of detailed information about business combination [line items]
Non-interest income			423
Non interest expense			11
Total impairment loss after tax		$ 1,342
Common equity tier 1 capital ratio impact		0.15%			0.15%
Investment in associate fair value		$ 1,370			$ 1,370
Proportion of ownership interest in common share	14.99%
Non interest income after tax			377
Proportion of ownership interest in associate	20.30%
Colombia, Costa Rica and Panama [Member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about business combination [line items]
Total liabilities			22,000	22,000
Total assets			$ 24,000	$ 24,000